Debt - Additional Information (Detail) $ in Millions										3 Months Ended		9 Months Ended		12 Months Ended
		Aug. 03, 2020 USD ($)	Oct. 29, 2019 USD ($)	Oct. 18, 2019 USD ($)	Jun. 07, 2019 USD ($)	Jan. 24, 2019 USD ($) Property Extension	Jan. 24, 2019 USD ($) Property Extension	Oct. 11, 2018 CAD ($) Extension	Oct. 11, 2018 CAD ($)	Sep. 30, 2020 USD ($) Property	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) Property	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Property Extension		Dec. 31, 2018 USD ($) Property	Dec. 31, 2017 USD ($)	May 08, 2020 USD ($)	Jan. 31, 2020 Property	Dec. 31, 2019 CAD ($) Property	Aug. 30, 2019 USD ($)	Jul. 11, 2019 USD ($)	Jul. 08, 2019 CAD ($)	Jan. 29, 2019 USD ($)	Jan. 25, 2019 CAD ($)	Oct. 29, 2018 USD ($)	Oct. 11, 2018 USD ($) Property SpecialPurposeEntity	Oct. 11, 2018 CAD ($) Property SpecialPurposeEntity	Oct. 01, 2018 USD ($)	Mar. 28, 2018 CAD ($)	Feb. 18, 2016 USD ($)	Dec. 22, 2015 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Interest Rate										2.45%		2.45%		3.95%						3.95%
Weighted average interest rate on debt										3.73%		3.73%		4.60%						4.60%
Loss on extinguishment of debt										$ 0	$ 0	$ 0	$ (1,487,867)	$ (2,647,633)		$ 0	$ 0
Debt Instrument Carrying Amount										$ 717,069,469		$ 717,069,469		$ 719,769,887
Number of wholly owned properties | Property						16	16
Number of special purpose entities | SpecialPurposeEntity																											10	10
Debt Instrument Maturity Date												Jan. 24, 2022
Line of credit facility, number of extension options | Extension						2	2
Line of credit facility, term of extension options						1 year	1 year
Debt instrument, basis spread on variable rate						4.25%	4.25%
Derivative, notional amount																							$ 95.0	$ 161,200,000	$ 90.0			$ 112.0		$ 101.0
Debt instrument, interest rate						5.00%	5.00%			4.65%		4.65%		4.65%						4.65%
Debt instrument face amount						$ 500,178,000	$ 500,178,000
Outstanding balance on credit facility										$ 85,500,000		$ 85,500,000
Repayments of debt													$ 141,088,724	$ 251,732,077		72,513,082	$ 130,671,050
Number of properties encumbered | Property														10						10
Maximum borrowings under credit facility																												$ 112.0				$ 105,000,000
Fixed Rate Secured Debt
Debt Instrument [Line Items]
Number of wholly owned properties | Property						16	16
Debt Instrument Maturity Date														Jan. 24, 2022
Line of credit facility, number of extension options | Extension						1	1
Debt instrument face amount						$ 89,200,000	$ 89,200,000
Maximum | Secured Loan Amendment
Debt Instrument [Line Items]
Amendment to secured loan with secured lenders																		$ 15,000,000
Minimum | Secured Loan Amendment
Debt Instrument [Line Items]
Amendment to secured loan with secured lenders																		$ 10,000,000
Senior Term Loan
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis														LIBOR plus 4.25%
Derivative, notional amount						$ 72,000,000	$ 72,000,000
Debt instrument, interest rate						2.60%	2.60%
Debt instrument face amount						$ 72,000,000	$ 72,000,000
Percentage Of Equity Interest Securing Loan							49.00%
Line of credit facility, Additional borrowing capacity						$ 15,700,000	$ 15,700,000							$ 14,300,000
Fixed Rate Secured Debt
Debt Instrument [Line Items]
Line of credit facility, term of extension options						1 year	1 year
Debt instrument, description of variable rate basis												LIBOR plus 2.5%		LIBOR plus 2.5%
Debt instrument, basis spread on variable rate						2.50%	2.50%
Derivative, notional amount						$ 89,200,000	$ 89,200,000
Debt instrument, interest rate						2.60%	2.60%
Debt instrument face amount						$ 89,200,000	$ 89,200,000
Amended KeyBank Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Interest Rate														5.00%						5.00%
Debt Instrument Carrying Amount	[1]													$ 0		$ 98,782,500
Line of credit facility, number of extension options | Extension														2
Line of credit facility, term of extension options														1 year
Debt instrument face amount														$ 110,000,000
Number of properties encumbered | Property																21
Maximum borrowings under credit facility																															$ 145,000,000
Line of credit facility, description														The Amended KeyBank Credit Facility was a revolving loan with an initial term of three years, maturing on December 22, 2018, with two one-year extension options subject to certain conditions outlined further in the credit agreement for the Amended KeyBank Credit Facility (the “Amended Credit Agreement”). On October 29, 2018, we amended our Amended KeyBank Credit Facility to extend the maturity date until February 20, 2019 and reduce the maximum borrowing capacity from $145 million to $110 million. Payments due pursuant to the Amended KeyBank Credit Facility were interest-only. As of December 31, 2018, we had approximately $98.8 million in borrowings outstanding under the Amended KeyBank Credit Facility. On January 24, 2019, we paid off and terminated the Amended KeyBank Credit Facility in conjunction with the SSGT Mergers.
Line of credit facility, maturity date			Feb. 20, 2019											Dec. 22, 2018
Additional borrowing capacity																															$ 40,000,000
Line of credit facility, initial term														3 years
Line Of Credit Facility Potential Additional Borrowing Capacity																										$ 145,000,000
Amended KeyBank Credit Facility | Fixed Rate Secured Debt
Debt Instrument [Line Items]
Outstanding balance on credit facility														$ 98,800,000
LIBOR | Minimum | Secured Loan Amendment
Debt Instrument [Line Items]
Debt Instrument, Interest Rate																		0.50%
Interest Rate Caps
Debt Instrument [Line Items]
Debt Instrument Maturity Date		Aug. 02, 2021
Derivative, notional amount		$ 80,000,000
Debt instrument, interest rate		0.50%
Interest Rate Caps | LIBOR
Debt Instrument [Line Items]
Debt instrument, interest rate		0.50%
Interest Rate Swaps
Debt Instrument [Line Items]
Derivative, notional amount						161,000,000	161,000,000
Interest Rate Swaps | Termination | Fixed Rate Secured Debt
Debt Instrument [Line Items]
Derivative, notional amount			$ 85,500,000
Interest Rate Swaps | Fixed Rate Secured Debt | Termination
Debt Instrument [Line Items]
Derivative, notional amount			$ 85,500,000
KeyBank and Citi Real Estate Funding
Debt Instrument [Line Items]
Debt Instrument Carrying Amount						235,000,000	235,000,000
CMBS SASB Mortgage Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount						$ 180,000,000	$ 180,000,000
Number of wholly owned properties | Property						29	29
Number of special purpose entities | Property						29	29
Debt Instrument Maturity Date												Feb. 09, 2022
Derivative, notional amount						$ 180,000,000	$ 180,000,000
Derivative, inception date							Jan. 24, 2019					Jan. 24, 2019
CMBS SASB Mortgage Loan | Interest Rate Caps
Debt Instrument [Line Items]
Derivative, notional amount					$ 180,000,000
CMBS SASB Mezzanine Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount						$ 55,000,000	$ 55,000,000
Number of special purpose entities | Property						29	29
Debt Instrument Maturity Date							Feb. 09, 2022
Derivative, notional amount						$ 55,000,000	$ 55,000,000
Derivative, inception date							Jan. 24, 2019					Jan. 24, 2019
CMBS SASB Mezzanine Loan | Interest Rate Caps
Debt Instrument [Line Items]
Derivative, notional amount					$ 55,000,000
CMBS SASB Loan
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis							(a) the borrower with respect to the CMBS SASB Mortgage Loan has purchased an interest rate cap with a notional amount of $180 million, with an effective date of January 24, 2019, whereby LIBOR is capped at 3% through February 15, 2022 and (b) the borrower with respect to the CMBS SASB Mezzanine Loan has purchased an interest rate cap with a notional amount of $55 million, with an effective date of January 24, 2019, whereby LIBOR is capped at 3% through February 15, 2022. On June 7, 2019, to effectively terminate our $180 million and $55 million existing interest rate caps, we sold an offsetting interest rate cap with a notional amount of $235 million, whereby LIBOR is capped at 3% through February 15, 2022. We simultaneously entered into an interest rate swap with a notional amount of $235 million, whereby LIBOR is fixed at 1.79% through February 15, 2022. None of the CMBS SASB Loan may be prepaid, in whole or in part, without satisfying certain conditions as set forth in the respective CMBS SASB Loan Agreements, such as the payment of a spread maintenance premium if the prepayment is made within the first two years. Thereafter the CMBS SASB Loan may be prepaid in whole or in part at par without penalty.
Debt instrument, description												(a) the borrower with respect to the CMBS SASB Mortgage Loan has purchased an interest rate cap with a notional amount of $180 million, with an effective date of January 24, 2019, whereby LIBOR is capped at 3% through February 15, 2022 and (b) the borrower with respect to the CMBS SASB Mezzanine Loan has purchased an interest rate cap with a notional amount of $55 million, with an effective date of January 24, 2019, whereby LIBOR is capped at 3% through February 15, 2022. On June 7, 2019, to effectively terminate our $180 million and $55 million existing interest rate caps, we sold an offsetting interest rate cap with a notional amount of $235 million, whereby LIBOR is capped at 3% through February 15, 2022. We simultaneously entered into an interest rate swap with a notional amount of $235 million, whereby LIBOR is fixed at 1.79% through February 15, 2022. None of the CMBS SASB Loan may be prepaid, in whole or in part, without satisfying certain conditions as set forth in the respective CMBS SASB Loan Agreements, such as the payment of a spread maintenance premium if the prepayment is made within the first two years. Thereafter the CMBS SASB Loan may be prepaid in whole or in part at par without penalty
Debt instrument face amount						$ 235,000,000	$ 235,000,000
CMBS SASB Loan | LIBOR
Debt Instrument [Line Items]
Debt Instrument Maturity Date					Feb. 15, 2022
Debt instrument, description of variable rate basis						LIBOR plus 3%	LIBOR plus 3%
Debt instrument, basis spread on variable rate						3.00%	3.00%
CMBS SASB Loan | Interest Rate Caps
Debt Instrument [Line Items]
Derivative, notional amount					$ 235,000,000
Debt instrument, interest rate					3.00%
CMBS SASB Loan | Interest Rate Swaps
Debt Instrument [Line Items]
Debt Instrument Maturity Date					Feb. 15, 2022
Derivative, notional amount					$ 235,000,000
Debt instrument, interest rate					1.79%
KeyBank CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount						$ 104,000,000	$ 104,000,000
Number of wholly owned properties | Property						10	10
Debt Instrument Maturity Date							Feb. 01, 2029					Feb. 01, 2029
Debt instrument, interest rate						5.00%	5.00%
Minimum Number of Years to Defease the Loan						2 years	2 years
KeyBank CMBS Loan | Fixed Rate Secured Debt
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	[2]									$ 95,000,000		$ 95,000,000		$ 95,000,000		$ 95,000,000
Debt Instrument Maturity Date												Aug. 01, 2026		Aug. 01, 2026	[2]
Debt instrument, interest rate										3.89%		3.89%		3.89%						3.89%
Number of properties encumbered | Property										29		29		29					29	29
KeyBank and SunTrust Bank
Debt Instrument [Line Items]
Debt Instrument Carrying Amount						$ 96,400,000	$ 96,400,000
KeyBank and SunTrust Bank Operating Partnership
Debt Instrument [Line Items]
Debt Instrument Carrying Amount						87,700,000	87,700,000
Canadian CitiBank | Canadian Debt Refinancing
Debt Instrument [Line Items]
Line of credit facility extended expiration date												Oct. 09, 2021
Number of special purpose entities | SpecialPurposeEntity																											10	10
Line of credit facility, number of extension options | Extension								3						3
Line of credit facility, term of extension options								1 year
Derivative, notional amount																				$ 111.3							$ 112,000,000	$ 111.3
Debt instrument, interest rate																											3.00%	3.00%
Debt instrument, interest rate																											0.25%	0.25%
Number of properties encumbered | Property																											10	10
Maximum borrowings under credit facility																												$ 112.0
Proceeds from line of credit								$ 99.3	$ 99.3
Line of credit facility, description												The CitiBank Loan Agreement is a term loan, the original maturity date was October 9, 2020. The loan may, in certain circumstances, be extended at our option for three consecutive terms of one year each. We exercised the first one year extension option, extending the maturity date to October 9, 2021. Monthly payments due under the CitiBank Loan Agreement are interest-only, with the full principal amount becoming due and payable on the maturity date.		The CitiBank Loan Agreement is a term loan that matures on October 9, 2020, which may, in certain circumstances, be extended at our option for three consecutive terms of one year each. Monthly payments due under the CitiBank Loan Agreement are interest-only, with the full principal amount becoming due and payable on the maturity date.
Line of credit facility, maturity date								Oct. 09, 2020
Line of credit, interest rate description												The amounts outstanding under the CitiBank Loan Agreement bear interest at a rate equal to the sum of the “CDOR” (as defined in the CitiBank Loan Agreement) and 2.25%.		The amounts outstanding under the CitiBank Loan Agreement bear interest at a rate equal to the sum of the “CDOR” (as defined in the CitiBank Loan Agreement) and 2.25%.
Canadian CitiBank | Canadian Debt Refinancing | Maximum
Debt Instrument [Line Items]
Line of credit facility, Additional borrowing capacity																				$ 0.7								$ 0.7
Strategic Storage Growth Trust, Inc
Debt Instrument [Line Items]
Loss on extinguishment of debt						1,500,000	1,500,000
Debt Instrument Carrying Amount																													$ 19,000,000
Debt instrument face amount						$ 500,000,000	$ 500,000,000
Gilbert Property | Fixed Rate Secured Debt
Debt Instrument [Line Items]
Additional amount to draw																					$ 500,000	$ 5,700,000
Outstanding balance on credit facility																					$ 95,400,000
San Antonio II Property | Fixed Rate Secured Debt
Debt Instrument [Line Items]
Repayments of debt				$ 9,900,000

[1]	As of December 31, 2018, this facility encumbered 21 properties (Xenia, Sidney, Troy, Greenville, Washington Court House, Richmond, Connersville, Vallejo, Port St. Lucie I, Sacramento, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Baltimore, Aurora II, Plantation, Wellington, Naples, Port St. Lucie II, and Doral). This loan was repaid in conjunction with the SSGT Merger financing.
[2]	This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments will be due monthly. The separate assets of these encumbered properties are not available to pay our other debts.